Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES	$ 60,928	$ 62,714	$ 60,205
Mixed-Signal Integrated Circuits [Member]
OPERATING REVENUES	34,944	39,603	40,334
Analog Integrated Circuits [Member]
OPERATING REVENUES	23,901	23,063	19,801
Digital Integrated Circuits [Member]
OPERATING REVENUES	3	48	50
Licensed Intellectual Property [Member]
OPERATING REVENUES	$ 2,080		$ 20